Component of Accounts Receivable and Notes Receivable, Net (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable	$ 22,907	$ 10,603
Notes receivable		429
Less: allowance for doubtful accounts	(1,043)	(599)
Accounts receivable and notes receivable, net	$ 21,864	$ 10,433